FORECLOSED ASSETS	12 Months Ended
Dec. 31, 2018
FORECLOSED ASSETS [Abstract]
FORECLOSED ASSETS
NOTE E – FORECLOSED ASSETS

The following table summarizes the activity in foreclosed assets for the years ended December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Dollars in thousands
Balance, beginning of year	$789	$1,011
Additions	1,618	520
Proceeds from sale	(916)	(523)
Valuation adjustments	(355)	(195)
Net gains (losses) on sales	21	(24)
Balance, end of year	$1,157	$789

The Company has one foreclosed residential real estate property held in the amount of $196,000 as of December 31, 2018.

The Company did not have any consumer mortgage loans secured by residential real estate properties for which formal foreclosure proceedings are in process as of December 31, 2018.